INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Taxes on Income
	Year ended December 31,
	2013	2014	2015

Domestic	$(31,555)	$(62,067)	$(57,316)
Foreign	4,407	8,553	8,747

Loss before taxes on income	$(27,148)	$(53,514)	$(48,569)

Schedule of Deferred Income Taxes
	Year ended December 31,
	2014	2015
Deferred tax assets:

Net operating loss carry-forwards	$22,460	$24,982
Capital losses carry-forwards	53	60
Research and development expenses	11,426	16,329
Issuance expenses	1,067	-
Tax credit carry-forwards	62	63
Other	1,120	1,993

Deferred tax assets before valuation allowance	36,188	43,427

Valuation allowance	(36,060)	(43,299)

Deferred tax asset	$128	$128

Deferred tax liabilities:

Fixed assets	$161	$158
Technology	839	732

Deferred tax liabilities	$1,000	$890

Schedule of Income Taxes
	Year ended December 31,
	2013	2014	2015

Current	$1,588	$2,971	$2,872
Deferred	(16)	81	(107)

	$1,572	$3,052	$2,765

	Year ended December 31,
	2013	2014	2015

Domestic	$321	$772	$264
Foreign	1,251	2,280	2,501

	$1,572	$3,052	$2,765

Reconciliation of Effective Tax Rate to Statutory Rate
	Year ended December 31,
	2013	2014	2015

Loss before taxes on income	$(27,148)	$(53,514)	$(48,569)

Statutory tax rate	25%	26.5%	26.5%

Theoretical income tax expense	(6,787)	(14,181)	(12,871)

Deferred taxes for which valuation allowance was provided, net	5,237	12,823	8,571
Non-deductible option expenses	1,899	3,693	4,969
Non-deductible expenses	94	233	532
Increase in uncertain tax positions	-	1,098	-
Tax adjustment in respect of different tax rate of foreign subsidiary	975	(781)	524
Utilization of loss	-	-	327
Other	154	167	713

Income tax expense	$1,572	$3,052	$2,765

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
	Year ended December 31,
	2014	2015

Opening balance	$-	$1,098
Increases related to current year tax positions	1,098	-

Closing balance	$1,098	$1,098